MFS(R) VARIABLE INSURANCE TRUST II (Formerly Known as MFS(R)/Sun Life Series Trust):

                   MFS Blended Research Core Equity Portfolio
                     MFS Blended Research Growth Portfolio
                      MFS Blended Research Value Portfolio
                               MFS Bond Portfolio
                       MFS Capital Appreciation Portfolio
                           MFS Core Equity Portfolio
                         MFS Emerging Growth Portfolio
                     MFS Emerging Markets Equity Portfolio
                        MFS Global Governments Portfolio
                          MFS Global Growth Portfolio
                       MFS Global Total Return Portfolio
                      MFS Government Securities Portfolio
                            MFS High Yield Portfolio
                       MFS International Growth Portfolio
                       MFS International Value Portfolio
               MFS Massachusetts Investors Growth Stock Portfolio
                          MFS Mid Cap Growth Portfolio
                          MFS Mid Cap Value Portfolio
                           MFS Money Market Portfolio
                          MFS New Discovery Portfolio
                             MFS Research Portfolio
                      MFS Research International Portfolio
                         MFS Strategic Income Portfolio
                         MFS Strategic Value Portfolio
                            MFS Technology Portfolio
                           MFS Total Return Portfolio
                            MFS Utilities Portfolio
                              MFS Value Portfolio

                        Supplement to Current Prospectus:


Effective immediately, the MFS/Sun Life Series Trust has changed its name to the MFS Variable Insurance Trust II (referred to as the Trust). Any reference to the "MFS/Sun Life Series Trust" is hereby replaced with the "MFS Variable Insurance Trust II."


Effective immediately, each series of the Trust (referred to as a fund) has changed its name. Any reference to a fund's name is hereby amended to insert "MFS" prior to the fund's name and to replace "Series" with "Portfolio" in the fund's name.


Effective immediately, all references to the "Capital Opportunities Series" and the "Strategic Growth Series" are hereby deleted.


Effective May 1, 2008, the name of the "MFS Emerging Growth Portfolio" is hereby changed to the "MFS Growth Portfolio."


Effective May 1, 2008, the second paragraph under the sub-section entitled "Principal Investment Strategies" under the main heading "Risk Return Summary" with respect to the MFS Growth Portfolio (formerly known as the MFS Emerging Growth Portfolio) is hereby replaced in its entirety by the following:


MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.


Effective December 1, 2007, the sub-section entitled "Performance Table" under the main heading "Risk Return Summary" with respect to the MFS Strategic Value Portfolio is hereby restated in its entirety as follows:


Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

---------------------------------------- -------------------------------------- --------------------------------------
Share Class                              1 Year                                 Life#
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Initial Class                            14.16%                                 6.66%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Service Class                            13.92%                                 6.41%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Russell 1000 Value Index*+               22.25%                                 11.56%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Russell 3000 Value Index**+              22.34%                                 11.65%
---------------------------------------- -------------------------------------- --------------------------------------

# Life refers to the period from the commencement of the fund's investment operations, May 1, 2002, through December 31, 2006.
* The Russell 1000 Value Index is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.
** The Russell 3000 Value Index is constructed to provide a comprehensive barometer for the value securities in the small to large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values. Effective December 1, 2007, the Russell 3000 Value Index replaced the Russell 1000 Value Index because MFS believes the Russell 3000 Value Index more broadly reflects the universe in which the fund may invest.
+    Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.


The fund commenced investment operations May 1, 2002.


Effective immediately, the first paragraph in the sub-section "Expense Table" under the main heading "Expense Summary" is hereby replaced in its entirety by the following:


This table describes the fees and expenses that you may pay when you hold shares of a fund. These expenses do not reflect the fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors, through which an investment in the fund is made. If these fees and expenses had been included, your expenses would be higher. The annual fund operating expenses are based on expenses incurred during the funds' most recently completed fiscal year adjusted to reflect annualized expenses. The fund's annual operating expenses may vary in future years.


Effective immediately, the sub-section entitled "Disclosure of Portfolio Holdings" under the main heading "Management of the Fund" is replaced in its entirety by the following:


Disclosure of Portfolio Holdings. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI. In addition, the following information is generally available to you on the MFS Web site (mfs.com) by clicking "Products and Performance," then "Variable Insurance Portfolios," then "VIT II" and then on a fund name:

---------------------------------------------------------- ------------------------------------------------------------
Information                                                Approximate Date of Posting to Web Site
---------------------------------------------------------- ------------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------------
Fund's top 10 securities holdings as of each month's end   14 days after month end
---------------------------------------------------------- ------------------------------------------------------------
---------------------------------------------------------- ------------------------------------------------------------
Fund's full securities holdings as of each month's end     24 days after month end
---------------------------------------------------------- ------------------------------------------------------------

If a fund has substantial investments in both equity and debt instruments, the fund's top 10 equity holdings and top 10 debt holdings will be made available.


Note that the fund or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.


Effective immediately, the sub-section entitled "Shareholder Servicing Agent" under the main heading "Management of the Fund" is hereby replaced in its entirety by the following:


Shareholder Servicing Agent


MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each fund under a Shareholder Servicing Agent Agreement. MFSC may receive a fee based on the assets in the funds plus out-of-pocket expenses.


Effective immediately, the first paragraph under the section entitled "Description of Share Classes" is replaced in its entirety by the following:


Each fund offers Initial Class and Service Class shares. Each fund offers its shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the trust pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code").


Effective immediately, the sub-section entitled "Financial Intermediary Compensation" under the main heading "Description of Share Classes" is replaced in its entirety by the following:


Record Owner Compensation


Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, "Record Owners") receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Record Owners may receive such compensation (i) in the form of payments paid by MFD from the fund, and
(ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, "MFD") from MFD's own additional resources.


The types of payments described above are not exclusive. Accordingly, Record Owners may receive payments under all or any combination of the above-referenced categories and such payments can be significant to the Record Owner. In addition, the compensation that Record Owners receive may vary by class of shares sold and among Record Owners. Depending upon the arrangements in place at any particular time, Record Owners may have a financial incentive to recommend a particular fund or share class.


Record Owners may receive all or a portion of the following payments:
Distribution Plan distribution and service fees as described in "Description of Share Classes - Distribution and Service Fees."


In addition, Record Owners may receive payments from MFD from MFD's own additional resources as incentives to market the MFS funds, to cooperate with MFD's promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the funds' prospectus. MFD compensates Record Owners based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Record Owner, the level of assets attributable to and/or sales by the Record Owner, and the quality of the overall relationship with the Record Owner.


You can find further details in the SAI about the payments made by MFD and the services provided by Record Owners. Record Owners may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Record Owner for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Record Owners that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a funds' purchase or sale of portfolio securities. However, the fund and MFS do not consider Record Owners' purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.


Effective immediately, the first four paragraphs under the section entitled "How to Purchase, Redeem and Exchange Shares" are replaced in their entirety by the following:


All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, plans, and other eligible investors that are the record owner of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund's shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.


Insurance companies, plan sponsors, and other eligible investors are the designees of the trust for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the funds' designee by the valuation time will receive the net asset value next calculated, provided that the trust receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange is open for trading.


Each fund may reject for any reason any purchase orders, including exchanges.


Effective immediately, the sub-section entitled "Other Considerations - Frequent Trading" under the main heading "How to Purchase, Redeem and Exchange Shares" is replaced in its entirety by the following:


Frequent Trading

     o Right to Reject Or Restrict Purchase and Exchange Orders. The Board of Trustees of the MFS funds has adopted the purchase and exchange limitation policies described below, which it believes are reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees, pursuant to procedures approved by the Board of Trustees. The MFS funds may alter their policies at any time without notice to shareholders.

     o Purchase and Exchange Limitation Policies. The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent trading activity. For example, MFSC may in its discretion restrict or reject a purchase or exchange order even if the transaction is not subject to specific exchange or other limitations described in this prospectus if MFSC determines that accepting the order could interfere with the efficient management of a fund's portfolio, increase costs to the fund, dilute the value of an investment in the fund to long-term shareholders, or otherwise not be in the fund's best interests. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, such delay would be in that fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period.

          The MFS funds may rely upon the insurance company, plan or eligible investor's policy to restrict frequent trading and its monitoring of such policy in lieu of the MFS fund's policy if MFSC believes that such policy is reasonably designed to identify and curtail trading activity that is not in the best interests of the fund. The insurance company, plan, or other eligible investor through which your investment in a fund is made may impose transfer limitations and other limitations designed to curtail frequent trading which may be more or less restrictive than the MFS fund's policy. In addition, the terms of a particular insurance company, plan, or other eligible investment vehicle may also limit the ability of the insurance company, plan, or other eligible investor to address frequent trading. Please refer to your insurance company contract, plan, or other material for the investment vehicle through which your investment in a fund is made for details.

     o    Limitations  on the  Ability to Detect and  Curtail  Frequent  Trading
          Practices. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of MFSC to prevent frequent trading, there is no assurance that MFSC will be able to identify such shareholders or curtail their trading practices. The ability of MFSC to detect and curtail frequent trading practices may also be limited by operational systems and technological limitations.


          The MFS funds receive purchase, exchange, and redemption orders through insurance company and retirement plans which maintain omnibus accounts with the funds. Omnibus account arrangements are common forms of holding shares of a fund, particularly among certain insurance companies offering variable insurance products and retirement plans. MFSC is generally not able to identify frequent trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. However, MFSC reviews trading activity at the omnibus level to detect suspicious trading activity. If MFSC detects suspicious trading activity at the omnibus level it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading. In certain instances, a financial intermediary may be unwilling or unable to provide MFSC with information about underlying shareholder level activity.


          If frequent trading is identified, MFSC will take appropriate action. MFSC's ability to monitor and deter frequent trading in omnibus accounts at the underlying shareholder level is dependent upon the capability and cooperation of the financial intermediary. Accordingly, depending upon the composition of a fund's shareholder accounts and the level of cooperation provided by the financial intermediary, and in light of efforts made by certain shareholders to evade these policies, MFSC may not be in a position to monitor and deter frequent trading with respect to a significant percentage of a fund's shareholders.

     o Frequent Trading Risks. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund's performance.


          In addition, to the extent that a fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund's use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund's fair valuation policies and procedures will prevent dilution of the fund's net asset value by short-term traders.


          To the extent that a fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund's investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.


Effectively immediately, the third sentence of the first paragraph in the sub-section entitled "Valuation" under the main heading "Other Information" is hereby replaced in its entirety with the following:


However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC.


                The date of this Supplement is January 1, 2008.